Cover Page	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	CAPITAL BANCORP, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38671
Entity Tax Identification Number	52-2083046
Entity Address, Address Line One	2275 Research Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	468-8848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CBNK
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001419536